voxeljet UK	9 Months Ended
Sep. 30, 2019
voxeljet UK
voxeljet UK

11. voxeljet UK

The Company decided to consolidate 3D printing to serve all customers in Europe from the German service center and restructure the voxeljet UK entity. The restructuring includes reduction in headcount and disposal of certain assets. The Company will also early-terminate the lease of the Milton Keynes facility during the fourth quarter of 2019.

Three and nine months ended September 30, 2019
Line items in statement of comprehensive loss / Components of restructuring charges	(€ in thousands)

Cost of sales	284
Loss on disposal of assets	212
Employee termination costs	64
Impairment of Inventories	8

Selling expenses	35
Loss on disposal of assets	19
Employee termination costs	16

Administrative expenses	212
Loss on disposal of assets	78
Employee termination costs	34
Lease maintenance costs	68
Settlement of agreements	17
Legal Consulting	15

Impact of restructuring	531